Derivative instruments (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure Of Derivative Financial Assets And Liabilities [Line Items]
Disclosure Of Derivative Financial Assets And Liabilities Explanatory

As of 30.6.24, USD bn
Derivative
financial
assets
Derivative
financial
liabilities
Notional values
related to derivative
financial assets and
liabilities
1
Other
notional
values
2
Derivative financial instruments
Interest rate 49.6 47.3 3,478 20,200
Credit derivatives 3.0 3.8 170
Foreign exchange 51.0 52.0 7,158 213
Equity / index 33.4 41.4 1,432 96
Commodities 2.6 2.0 153 18
Other
3
0.8 2.6 151
Total derivative financial instruments, based on netting under IFRS Accounting Standards
4
140.4 149.1 12,543 20,526
Further netting potential not recognized on the balance

sheet
5 (125.0) (132.1)
of which: netting of recognized financial liabilities / assets (101.1) (101.1)
of which: netting with collateral received / pledged (23.9) (31.0)
Total derivative financial instruments, after consideration of further netting potential 15.4 17.0
As of 31.3.24, USD bn
Derivative financial instruments
Interest rate 34.9 32.0 2,552 15,769
Credit derivatives 2.0 2.1 111
Foreign exchange 50.8 47.8 6,730 223
Equity / index 31.4 40.7 1,324 85
Commodities 2.7 2.4 144 18
Other
3
0.8 0.7 152
Total derivative financial instruments, based on netting under IFRS Accounting Standards
4
122.6 125.6 11,014 16,096
Further netting potential not recognized on the balance

sheet
5
(109.6) (114.3)
of which: netting of recognized financial liabilities / assets (88.3) (88.3)
of which: netting with collateral received / pledged (21.2) (26.0)
Total derivative financial instruments, after consideration of further netting potential 13.1 11.3
As of 31.12.23, USD bn
Derivative financial instruments
Interest rate 35.3 32.8 2,472 13,749
Credit derivatives 1.8 1.6 93
Foreign exchange 65.4 71.7 6,367 180
Equity / index 27.3 32.9 1,191 84
Commodities 1.6 1.3 129 16
Other
3
0.3 0.4 86
Total derivative financial instruments, based on netting under IFRS Accounting Standards
4
131.7 140.7 10,338 14,028
Further netting potential not recognized on the balance

sheet
5
(122.7) (123.8)
of which: netting of recognized financial liabilities / assets (99.3) (99.3)
of which: netting with collateral received / pledged (23.4) (24.5)
Total derivative financial instruments, after consideration of further netting potential 9.1 16.9
1 In cases where derivative

financial instruments are presented

on a net basis

on the balance sheet,

the respective notional

values of the netted

derivative financial instruments

are still presented on

a gross basis.
Notional amounts of client-cleared ETD and OTC transactions

through central clearing counterparties are not disclosed, as they have a significantly different risk profile.

2 Other notional values relate to derivatives
that are cleared through either a central counterparty or an exchange and settled on a daily basis.The fair value of these derivatives is presented on the balance sheet net of the corresponding cash margin under Cash collateral receivables on derivative

instruments and Cash collateral payables

on derivative instruments and

was not material for all

periods presented.

3 Includes Loan commitments measured at

FVTPL, as well as
unsettled purchases and sales of non-derivative

financial instruments for which the changes in the fair value between trade date and settlement date are recognized as derivative financial instruments. The balance as
of 30 June 2024 also includes UBS's funding obligation arising from the offer by the Credit Suisse supply chain finance funds to redeem the outstanding units which was accounted for as a derivative liability (refer to note 16).

4 Financial assets and liabilities are presented net on the balance sheet if UBS has the unconditional and legally enforceable right to offset the recognized amounts, both in the normal

course of business
and in the event of default, bankruptcy or insolvency

of UBS or its counterparties, and intends either to settle

on a net basis or to realize the asset

and settle the liability simultaneously.

5 Reflects the netting potential
in accordance with enforceable master netting

and similar arrangements where

not all criteria for a net

presentation on the balance sheet

have been met. Refer to

“Note 21 Offsetting financial assets

and financial
liabilities” in the “Consolidated financial statements” section of the UBS AG Report 2023 for more information.

Disclosure Of Offsetting Of Financial Assets And Liabilities Explanatory

USD bn
Receivables
30.6.24
Payables
30.6.24
Receivables
31.3.24
Payables
31.3.24
Receivables
31.12.23
Payables
31.12.23
Cash collateral on derivative instruments, based on netting under IFRS Accounting
Standards
1
43.6 33.7 35.3 31.9 32.3 34.9
Further netting potential not recognized on the balance

sheet
2
(27.2) (19.8) (22.8) (18.1) (22.8) (20.6)
of which: netting of recognized financial liabilities / assets (24.6) (17.3) (20.7) (16.1) (20.4) (17.2)
of which: netting with collateral received / pledged (2.5) (2.5) (2.1) (2.0) (2.5) (3.4)
Cash collateral on derivative instruments, after consideration of further netting potential 16.5 13.9 12.5 13.9 9.5 14.3
1 Financial assets and liabilities are presented

net on the balance sheet if UBS

has the unconditional and legally enforceable

right to offset the recognized amounts,

both in the normal course of business

and in the
event of default,

bankruptcy or insolvency

of UBS or

its counterparties, and

intends either to

settle on a

net basis or

to realize the

asset and settle

the liability simultaneously.

2 Reflects the

netting potential in
accordance with enforceable

master netting and

similar arrangements where

not all criteria

for a net

presentation on the

balance sheet have

been met. Refer

to “Note 21

Offsetting financial assets

and financial
liabilities” in the “Consolidated financial statements” section of the UBS AG Annual Report 2023 for more information.